Disclosure of balance of debt component (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Debt instruments held [abstract]
Debentures - maturing January 31, 2020 bearing interest at an interest rate of 6.00% - face value		$ 115,000	$ 115,000
Less: conversion of debentures, cumulative		(115,000)	(2,018)
Debentures - outstanding face value		0	112,982
Less: allocation to reserve for options and warrants for debenture discount		(16,905)	(16,905)
Amortization of debenture discount		8,030	4,324
Less: issue costs	$ (7,155)	(7,155)	(7,155)
Issue costs allocated to equity		1,061	1,061
Amortization of issue costs		2,899	1,559
Unamortized discount and issue costs transferred to equity upon conversion of debentures		12,070	0
Debentures - carrying value		0	95,866
Less: current portion of debentures		0	0
Long-term portion		$ 0	$ 95,866